CONVERTIBLE NOTES AND NOTES PAYABLE (Details) - USD ($)		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended			67 Months Ended
	May 31, 2018	Mar. 31, 2017	Aug. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2009	May 31, 2015	May 31, 2010
CONVERTIBLE NOTES AND NOTES PAYABLE (Details) [Line Items]
Interest Expense, Debt						$ 0
Debt Instrument, Convertible, Beneficial Conversion Feature						895,000	$ 0	$ 0	$ 0
Debt Instrument, Unamortized Discount				$ 34,382		34,382		0
Debt Conversion, Original Debt, Amount						0	57,940	57,940	0
Gain (Loss) on Extinguishment of Debt		$ (40,869)		0	$ 0	0	(40,869)	(40,869)	0
Amortization of Debt Discount (Premium)						136,217	0
Bridge Note [Member]
CONVERTIBLE NOTES AND NOTES PAYABLE (Details) [Line Items]
Convertible Debt								0	10,000
Interest Expense, Debt								0	750
Debt Conversion, Original Debt, Amount		$ 10,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)		341,000
Gain (Loss) on Extinguishment of Debt		$ (40,869)
Converted Account Payable to Promissory Note [Member]
CONVERTIBLE NOTES AND NOTES PAYABLE (Details) [Line Items]
Interest Expense, Debt				1,647		4,940		$ 9,330	$ 2,760
Debt Instrument, Face Amount			$ 131,722
Debt Instrument, Interest Rate, Stated Percentage			5.00%
Debt Instrument, Term			3 years
The 2018 Convertible Notes [Member]
CONVERTIBLE NOTES AND NOTES PAYABLE (Details) [Line Items]
Interest Expense, Debt				20,302		34,645
Debt Instrument, Face Amount	$ 895,000
Debt Instrument, Interest Rate, Stated Percentage	9.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.20
Debt Instrument, Convertible, Terms of Conversion Feature	shares of common stock at a price of $0.20 per share, provided, that if the Company completes a subsequent equity financing, the holders of the 2018 Convertible Notes can elect to convert the notes in shares of our common stock at a price equal to 75% of the price paid per share in such subsequent equity financing
Debt Instrument, Convertible, Beneficial Conversion Feature	$ 895,000
Amortization of Debt Discount (Premium)				79,771		136,217
The 2018 Convertible Notes, Due January 30, 2021 [Member]
CONVERTIBLE NOTES AND NOTES PAYABLE (Details) [Line Items]
Convertible Notes Payable	550,000
The 2018 Convertible Notes, Due March 31, 2021 [Member]
CONVERTIBLE NOTES AND NOTES PAYABLE (Details) [Line Items]
Convertible Notes Payable	$ 345,000
Convertible Debt [Member]
CONVERTIBLE NOTES AND NOTES PAYABLE (Details) [Line Items]
Convertible Debt, Current				0	0	$ 0	$ 0
Convertible Debt [Member] | Bridge Note [Member]
CONVERTIBLE NOTES AND NOTES PAYABLE (Details) [Line Items]
Interest Expense, Debt				$ 0	$ 0
Debt Instrument, Face Amount										$ 545,000
Debt Instrument, Term										1 year
Debt Instrument, Convertible, Conversion Price (in Dollars per share)										$ 0.10
Debt Instrument, Convertible, Terms of Conversion Feature										If the Company were to issue any new shares of common stock within 24 months of the date of the Bridge Notes at a price below the Original Conversion Price, then the conversion price of the Bridge Notes would be adjusted to reflect the new lower price.
Class of Warrant or Rights, Granted (in Shares)										5,750,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)										$ 0.20
Debt Instrument, Convertible, Beneficial Conversion Feature										$ 1,473,710
Debt Instrument, Unamortized Discount										545,000
Other Noncash Expense										1,341,884
Debt Instrument, Convertible, Carrying Amount of Equity Component										1,719,666
Excess Value of Warrant Liability										1,326,492
Derivative Liability, Current										$ 2,668,371
Debt Conversion, Original Debt, Amount											$ 535,000
Convertible Debt [Member] | Q2 Note [Member]
CONVERTIBLE NOTES AND NOTES PAYABLE (Details) [Line Items]
Derivative Liability, Current												$ 545,000
Minimum [Member] | Convertible Debt [Member] | Bridge Note [Member]
CONVERTIBLE NOTES AND NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage										10.00%
Maximum [Member] | Convertible Debt [Member] | Bridge Note [Member]
CONVERTIBLE NOTES AND NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage										12.00%
Discount Related to Beneficial Conversion Feature [Member] | Convertible Debt [Member] | Bridge Note [Member]
CONVERTIBLE NOTES AND NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Unamortized Discount										$ 151,826
Debt Discount Related to Warrants [Member] | Convertible Debt [Member] | Bridge Note [Member]
CONVERTIBLE NOTES AND NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Unamortized Discount										$ 393,174